Concentration and Risks	12 Months Ended
Dec. 31, 2023
Concentration and Risks [Abstract]
CONCENTRATION AND RISKS
16.	CONCENTRATION AND RISKS

(a) Major suppliers

The following suppliers represented 10% or more of the Group’s cost of sale for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the years ended December 31,
	2021	%	2022	%	2023	%
Supplier A	$480,182	8	$769,677	12	$392,683	8

(b) Credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection history and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following customers had receivable balance exceeding 10% of the total accounts receivable as of December 31, 2022 and 2023 as follows:

	As of December 31,
	2022	2023
Customer A	46%	3%
Customer B	-	11%
Allowance for credit losses	Not applicable	Not applicable

(c) Major customers

The customers represented 10% or more of the Group’s total net revenues for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the years ended December 31,
	2021	%	2022	%	2023	%
Customer A (a related party)	$1,723,973	16	$3,236,174	26	$1,880,944	21
Customer B	488,682	5	1,349,669	11	24,750	0
Customer C (a related party)	-	-	-	-	1,126,296	13

(d) Foreign exchange risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Groups’ cash and cash equivalents denominated in RMB amounted to US$609,403 (RMB4,203,174) and $1,480,010 (RMB10,507,923) as of December 31, 2022 and 2023, respectively.